Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2022
Notes to Consolidated Financial Statements [Abstract]
Schedule of basic earnings per share
Calculation of the basic earnings per share for the year ended December 31, 2022, is based on the earnings allocated to the holders of the ordinary shares divided by the weighted-average number of ordinary shares outstanding, calculated as follows:

For the year ended December 31
2022	2021	2020
$ millions	$ millions	$ millions

Earnings attributed to the shareholders of the Company	2,159	783	11

Schedule of weighted average number of ordinary shares

Weighted-average number of ordinary shares in thousands:
	For the year ended December 31
	2022	2021	2020
	Shares thousands	Shares thousands	Shares thousands

Balance as of January 1	1,285,585	1,280,242	1,279,379
Shares issued during the year	-	223	29
Shares vested	1,719	2,342	618
Weighted average number of ordinary shares used in computation of the basic earnings per share	1,287,304	1,282,807	1,280,026

Schedule of weighted average number of ordinary shares diluted
Weighted average number of ordinary shares (diluted) in thousands:

For the year ended December 31
2022	2021	2020
Shares thousands	Shares thousands	Shares thousands

Weighted average number of ordinary shares used in the computation of the basic earnings per share	1,287,304	1,282,807	1,280,026
Effect of stock options and restricted shares	2,643	4,244	247
Weighted average number of ordinary shares used in the computation of the diluted earnings per share	1,289,947	1,287,051	1,280,273

* As of December 31, 2022, the outstanding options in the amount of 7 million, representing 2.6 million shares, were included in the diluted weighted average number of ordinary shares calculation. As of December 31, 2021, all 12 million outstanding options were included. As of December 31, 2020, 27 million options, were not included since they did not have a diluting effect.